Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 16, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jul. 16, 2018
Document Effective Date	Jul. 16, 2018
Prospectus Date	Jul. 16, 2018
Opus Small Cap Value Plus ETF | Opus Small Cap Value Plus ETF
Prospectus:
Trading Symbol	OSCV
Opus International Small/Mid Cap ETF | Opus International Small/Mid Cap ETF
Prospectus:
Trading Symbol	OISC